UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10521

Name of Fund: BlackRock Corporate High Yield Fund V, Inc. (HYV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund V, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Auto Components — 2.7%
Delphi Debtor-in-Possession Holding Co. LLP (a):
Class B Membership Interests		154,515	$3,139,596
Class B Membership Interests		360,536	7,137,886
			10,277,482
Capital Markets — 0.3%
E*Trade Financial Corp.		109,400	1,004,292
Communications Equipment — 0.3%
Loral Space & Communications Ltd. (a)		19,132	1,189,054
Computers & Peripherals — 0.2%
Apple, Inc. (a)		1,340	512,148
Diversified Financial Services — 0.9%
Kcad Holdings I Ltd.		280,076,814	3,162,067
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		109,685	658
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)		1,854	4,635
Travelport Worldwide Ltd.		113,632	56,816
			61,451
Media — 1.5%
Belo Corp., Class A		69,821	408,453
Charter Communications, Inc. (a)		98,748	5,220,807
Clear Channel Outdoor Holdings, Inc., Class A (a)		14,202	160,624
			5,789,884
Metals & Mining — 0.1%
African Minerals Ltd. (a)		65,551	461,746
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (a)		181,600	181,609
Ainsworth Lumber Co. Ltd.		208,741	208,751
Western Forest Products, Inc. (a)		74,889	54,334
Western Forest Products, Inc. (a)		74,936	54,368
			499,062
Professional Services — 0.0%
Pendrell Corp. (a)		5,100	13,923
Semiconductors & Semiconductor Equipment — 0.2%
Spansion, Inc., Class A (a)		94,583	826,655
SunPower Corp. (a)		200	1,564
			828,219
Software — 0.1%
Bankruptcy Management Solutions, Inc.		737	4
HMH Holdings/EduMedia		133,690	200,535
			200,539
Total Common Stocks – 6.4%			24,000,525

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc. (b):
6.88%, 3/15/18	USD	340	$333,200
7.13%, 3/15/21		480	470,400
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,114	1,122,355
			1,925,955
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		976	1,000,566
Series 2, 12.38%, 8/16/15		987	1,011,113
			2,011,679
Airlines — 2.6%
Air Canada, 9.25%, 8/01/15 (b)		1,140	1,037,400
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		563	540,480
American Airlines, Inc.:
10.50%, 10/15/12 (a)(c)		1,260	1,124,550
Series 2011-1-B, 7.00%, 1/31/18 (b)		596	458,950
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)		900	875,250
Series 1997-4-B, 6.90%, 7/02/18		71	69,397
Series 2010-1-B, 6.00%, 1/12/19		700	644,000
Delta Air Lines, Inc.:
Series 2010-1-B, 6.38%, 7/02/17		800	728,000
Series B, 9.75%, 12/17/16		348	368,746
US Airways Pass-Through Trust, 10.88%, 10/22/14		1,020	999,600
United Air Lines, Inc., 12.75%, 7/15/12		2,838	2,951,740
			9,798,113
Auto Components — 1.9%
Allison Transmission, Inc., 11.00%, 11/01/15 (b)		310	325,500
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (b)		310	282,100
Dana Holding Corp., 6.75%, 2/15/21		660	662,475
Delphi Corp., 6.13%, 5/15/21 (b)		260	261,950
Icahn Enterprises LP, 8.00%, 1/15/18		4,815	4,911,300
International Automotive Components Group, SL, 9.13%, 6/01/18 (b)		70	66,500

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
Fannie Mae	Federal National Mortgage Association
FKA	Formerly Known As
GBP	British Pound
LIBOR	London Interbank Offered Rate
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Auto Components (concluded)
Titan International, Inc., 7.88%, 10/01/17	USD	685	$711,544
			7,221,369
Beverages — 0.4%
Cott Beverages, Inc., 8.13%, 9/01/18		394	421,580
Crown European Holdings SA:
7.13%, 8/15/18 (b)	EUR	447	600,634
7.13%, 8/15/18		396	532,105
			1,554,319
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	403	408,767
Building Products — 0.9%
Building Materials Corp. of America (b):
7.00%, 2/15/20		670	693,450
6.75%, 5/01/21		1,860	1,850,700
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		710	507,650
9.00%, 1/15/21		220	156,750
			3,208,550
Capital Markets — 1.0%
American Capital Ltd., 7.96%, 12/31/13 (d)		740	743,552
E*Trade Financial Corp.:
12.50%, 11/30/17 (e)		1,575	1,779,750
0.01%, 8/31/19 (b)(f)(g)		356	315,950
KKR Group Finance Co., 6.38%, 9/29/20 (b)		970	996,524
			3,835,776
Chemicals — 3.3%
American Pacific Corp., 9.00%, 2/01/15		1,300	1,259,375
Ashland, Inc., 9.13%, 6/01/17		635	704,850
Celanese US Holdings LLC, 5.88%, 6/15/21		2,640	2,686,200
Chemtura Corp., 7.88%, 9/01/18		555	567,487
Hexion US Finance Corp., 9.00%, 11/15/20		460	361,100
Huntsman International LLC:
6.88%, 11/15/13 (b)	EUR	415	557,635
8.63%, 3/15/21	USD	250	253,750
Ineos Finance Plc, 9.00%, 5/15/15 (b)		245	246,838
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	561	663,358
Kraton Polymers LLC, 6.75%, 3/01/19	USD	185	171,125
Lyondell Chemical Co., 11.00%, 5/01/18		2,392	2,577,913
LyondellBasell Industries NV, 6.00%, 11/15/21 (b)		245	249,900
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		275	268,813
PolyOne Corp., 7.38%, 9/15/20		320	326,400

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Solutia, Inc., 7.88%, 3/15/20	USD	910	$969,150
TPC Group LLC, 8.25%, 10/01/17 (b)		495	493,762
			12,357,656
Commercial Banks — 2.4%
CIT Group, Inc.:
7.00%, 5/01/15		680	680,000
7.00%, 5/02/16		4,578	4,520,775
7.00%, 5/01/17		2,046	2,025,473
7.00%, 5/02/17 (b)		1,785	1,758,225
Glitnir Banki HF, 6.38%, 9/25/12 (a)(b)(c)		1,005	—
			8,984,473
Commercial Services & Supplies — 2.1%
ACCO Brands Corp., 10.63%, 3/15/15		1,115	1,234,862
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		250	249,504
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		800	741,416
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		103	91,670
Casella Waste Systems, Inc., 7.75%, 2/15/19 (b)		969	942,352
Clean Harbors, Inc., 7.63%, 8/15/16		540	569,700
Iron Mountain, Inc., 7.75%, 10/01/19		620	640,150
Mobile Mini, Inc., 7.88%, 12/01/20		545	545,000
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (b)		870	950,475
8.25%, 2/01/21		1,287	1,222,650
WCA Waste Corp., 7.50%, 6/15/19 (b)		490	472,850
West Corp., 8.63%, 10/01/18		205	204,488
			7,865,117
Communications Equipment — 0.3%
Avaya, Inc., 9.75%, 11/01/15 (e)		720	563,400
EH Holding Corp., 6.50%, 6/15/19 (b)		550	537,625
			1,101,025
Construction & Engineering — 0.1%
Abengoa SA, 8.50%, 3/31/16	EUR	150	191,477
Boart Longyear Management Ltd., 7.00%, 4/01/21 (b)	USD	275	272,250
			463,727
Construction Materials — 0.1%
Xefin Lux SCA, 8.00%, 6/01/18 (b)	EUR	376	454,708
Consumer Finance — 1.8%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	885	904,912

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Consumer Finance (concluded)
Ford Motor Credit Co. LLC:
3.15%, 1/13/12 (h)	USD	310	$310,465
7.80%, 6/01/12		300	309,056
7.00%, 4/15/15		3,030	3,261,762
12.00%, 5/15/15		1,090	1,326,541
6.63%, 8/15/17		193	207,034
Springleaf Finance Corp., 6.90%, 12/15/17		480	322,800
			6,642,570
Containers & Packaging — 1.3%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17 (b)	EUR	600	775,986
7.38%, 10/15/17		100	129,331
Berry Plastics Corp., 8.25%, 11/15/15	USD	175	185,500
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	394	434,122
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	550	585,750
OI European Group BV, 6.88%, 3/31/17	EUR	233	308,386
Pregis Corp., 12.38%, 10/15/13	USD	530	492,900
Rock-Tenn Co., 9.25%, 3/15/16		80	84,800
Sealed Air Corp., 8.38%, 9/15/21 (b)		375	400,313
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	685	938,843
7.75%, 11/15/19		418	567,283
			4,903,214
Diversified Consumer Services — 1.3%
Service Corp. International, 7.00%, 6/15/17	USD	4,425	4,734,750
Diversified Financial Services — 5.3%
Ally Financial, Inc.:
7.50%, 12/31/13		460	465,175
8.30%, 2/12/15		930	941,625
6.25%, 12/01/17		760	698,353
8.00%, 3/15/20		500	493,125
7.50%, 9/15/20		1,000	966,250
8.00%, 11/01/31		1,945	1,847,750
8.00%, 11/01/31		1,170	1,078,335
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		665	679,963
Boparan Holdings Ltd. (b):
9.75%, 4/30/18	EUR	155	168,701
9.88%, 4/30/18	GBP	210	266,870
DPL, Inc., 7.25%, 10/15/21 (b)	USD	1,165	1,226,163
FCE Bank Plc, 4.75%, 1/19/15	EUR	1,614	2,081,982
General Motors Financial Co., Inc., 6.75%, 6/01/18 (b)	USD	460	458,459
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/12	EUR	200	67,185
5.75%, 5/17/13	USD	915	235,613
4.75%, 1/16/14	EUR	1,130	379,595
1.00%, 2/05/14		2,350	781,529
8.80%, 3/01/15 (c)	USD	255	65,663

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Leucadia National Corp., 8.13%, 9/15/15	USD	1,248	$1,316,640
Reynolds Group Issuer, Inc. (b):
8.75%, 10/15/16		848	875,560
8.75%, 10/15/16 (i)	EUR	394	518,829
8.75%, 10/15/16		726	956,015
7.13%, 4/15/19	USD	365	356,788
7.88%, 8/15/19		1,585	1,592,925
8.25%, 2/15/21		650	552,500
WMG Acquisition Corp. (b):
9.50%, 6/15/16		180	189,000
11.50%, 10/01/18		865	852,025
			20,112,618
Diversified Telecommunication Services — 3.8%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,530	1,243,125
GCI, Inc., 6.75%, 6/01/21		424	405,980
ITC Deltacom, Inc., 10.50%, 4/01/16		420	433,125
Level 3 Escrow, Inc., 8.13%, 7/01/19 (b)		3,889	3,675,105
Level 3 Financing, Inc.:
9.25%, 11/01/14		123	125,306
8.75%, 2/15/17		630	626,850
Qwest Communications International, Inc.:
7.50%, 2/15/14		2,010	2,022,563
8.00%, 10/01/15		940	1,003,450
Series B, 7.50%, 2/15/14		2,590	2,606,187
Qwest Corp., 7.63%, 6/15/15		850	926,500
Windstream Corp.:
8.13%, 8/01/13		510	539,325
7.88%, 11/01/17		630	658,350
			14,265,866
Electric Utilities — 0.6%
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,850	2,112,968
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC:
11.00%, 10/12/15	USD	16	16,000
11.50%, 10/12/15 (e)		980	980,000
Elster Finance BV, 6.25%, 4/15/18 (b)	EUR	165	214,283
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	350	397,250
			1,607,533
Energy Equipment & Services — 3.3%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)		245	245,000
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		585	564,525
Compagnie Generale de
Geophysique-Veritas, 7.75%, 5/15/17		365	363,175
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		515	489,250

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Forbes Energy Services Ltd., 9.00%, 6/15/19	USD	540	$502,200
Frac Tech Services LLC, 7.63%, 11/15/18 (b)		2,595	2,614,462
Key Energy Services, Inc., 6.75%, 3/01/21		665	657,519
MEG Energy Corp., 6.50%, 3/15/21 (b)		1,340	1,346,700
Oil States International, Inc., 6.50%, 6/01/19 (b)		470	472,350
Peabody Energy Corp., 6.25%, 11/15/21 (b)		3,870	3,899,025
SunCoke Energy, Inc., 7.63%, 8/01/19 (b)		325	318,500
Transocean, Inc., 6.38%, 12/15/21		1,115	1,114,398
			12,587,104
Food Products — 0.1%
Darling International, Inc., 8.50%, 12/15/18		360	396,000
Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14		3,425	3,228,062
7.75%, 4/15/18 (b)		155	124,388
ExamWorks Group, Inc., 9.00%, 7/15/19 (b)		171	152,617
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		800	890,000
Teleflex, Inc., 6.88%, 6/01/19		435	439,894
			4,834,961
Health Care Providers & Services — 5.8%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		615	581,175
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	694	881,238
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	547	780,952
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)	USD	308	319,550
HCA, Inc.:
8.50%, 4/15/19		200	216,000
6.50%, 2/15/20		2,950	2,935,250
7.88%, 2/15/20		135	142,088
7.25%, 9/15/20		3,840	3,945,600
7.50%, 2/15/22		1,155	1,137,675
Health Management Associates, Inc., 7.38%, 1/15/20 (b)		590	593,687
IASIS Healthcare LLC, 8.38%, 5/15/19 (b)		1,120	932,400
INC Research LLC, 11.50%, 7/15/19 (b)		605	544,500
inVentiv Health, Inc. (b):
10.00%, 8/15/18		205	194,238
10.00%, 8/15/18		440	416,900
Omnicare, Inc., 7.75%, 6/01/20		1,460	1,538,475

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Symbion, Inc., 8.00%, 6/15/16 (b)	USD	510	$471,750
Tenet Healthcare Corp.:
10.00%, 5/01/18		807	907,875
Tenet Healthcare Corp. (concluded):
6.25%, 11/01/18 (b)		485	477,725
8.88%, 7/01/19		4,400	4,796,000
			21,813,078
Health Care Technology — 1.0%
IMS Health, Inc., 12.50%, 3/01/18 (b)		3,550	3,958,250
Hotels, Restaurants & Leisure — 1.7%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		300	312,000
Diamond Resorts Corp., 12.00%, 8/15/18		1,770	1,677,075
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		200	176,500
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	477	514,501
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	USD	433	359,390
MGM Resorts International:
10.38%, 5/15/14		395	442,400
11.13%, 11/15/17		1,490	1,666,938
Travelport LLC:
4.95%, 9/01/14 (h)		245	121,275
9.88%, 9/01/14		55	33,275
9.00%, 3/01/16		180	102,825
1.00%, 12/01/16		1,192	876,011
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(c)		475	48
			6,282,238
Household Durables — 2.0%
American Standard Americas, 10.75%, 1/15/16 (b)		400	264,000
Ashton Woods USA LLC, 11.00%, 6/30/15 (b)(f)(i)		1,300	890,500
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,960	2,038,400
Jarden Corp., 7.50%, 1/15/20	EUR	447	582,615
Ryland Group, Inc., 6.63%, 5/01/20	USD	645	569,212
Standard Pacific Corp.:
10.75%, 9/15/16		2,210	2,254,200
8.38%, 1/15/21		435	401,288
United Rentals North America, Inc., 8.38%, 9/15/20		640	630,400
			7,630,615
Household Products — 0.3%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	220	263,096
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 (b)	USD	865	940,688
			1,203,784

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders — 2.8%
AES Corp., 7.38%, 7/01/21 (b)	USD	965	$1,006,012
Calpine Corp. (b):
7.25%, 10/15/17		310	316,200
7.50%, 2/15/21		290	295,800
7.88%, 1/15/23		950	980,875
Energy Future Holdings Corp., 10.00%, 1/15/20		4,955	5,078,875
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		668	688,040
NRG Energy, Inc., 7.63%, 1/15/18 (b)		2,375	2,339,375
			10,705,177
Industrial Conglomerates — 2.6%
Sequa Corp. (b):
11.75%, 12/01/15		3,550	3,754,125
13.50%, 12/01/15 (e)		5,797	6,188,059
			9,942,184
Insurance — 1.3%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		2,500	2,562,500
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		543	570,150
Genworth Financial, Inc., 7.63%, 9/24/21		630	571,468
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		375	330,000
USI Holdings Corp., 4.33%, 11/15/14 (b)(h)		1,000	905,000
			4,939,118
IT Services — 1.6%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (b)		820	760,550
First Data Corp. (b):
7.38%, 6/15/19		1,565	1,471,100
8.88%, 8/15/20		795	795,000
8.25%, 1/15/21		660	570,900
12.63%, 1/15/21		995	820,875
SunGard Data Systems, Inc.:
7.38%, 11/15/18		650	640,250
7.63%, 11/15/20		880	871,200
			5,929,875
Machinery — 0.6%
AGY Holding Corp., 11.00%, 11/15/14		1,640	1,033,200
Navistar International Corp.:
3.00%, 10/15/14 (g)		770	821,012
8.25%, 11/01/21		180	187,650
SPX Corp., 6.88%, 9/01/17		260	273,000
			2,314,862
Media — 14.3%
AMC Networks, Inc., 7.75%, 7/15/21 (b)		330	348,975

Corporate Bonds	Par (000)		Value
Media (continued)
Affinion Group, Inc., 7.88%, 12/15/18	USD	1,200	$999,000
CCH II LLC, 13.50%, 11/30/16		4,549	5,242,759
CCO Holdings LLC:
7.25%, 10/30/17		80	81,700
7.88%, 4/30/18		160	165,800
7.38%, 6/01/20 (j)		390	390,000
6.50%, 4/30/21		794	765,218
CSC Holdings, Inc., 8.50%, 4/15/14		580	643,075
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (b)		380	275,500
Checkout Holding Corp., 7.57%, 11/15/15 (b)(f)		995	492,525
Cinemark USA, Inc., 8.63%, 6/15/19		375	403,125
Clear Channel Communications, Inc., 9.00%, 3/01/21		1,195	985,875
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		2,201	2,305,547
Series B, 9.25%, 12/15/17		8,680	9,135,700
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		1,008	1,029,970
Loan Close 3, 4.00%, 8/15/18		1,152	1,177,552
Shares Loan, 4.00%, 8/15/18		1,188	1,214,469
DISH DBS Corp.:
7.00%, 10/01/13		140	146,650
6.75%, 6/01/21 (b)		830	809,250
Gray Television, Inc., 10.50%, 6/29/15		1,420	1,320,600
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (h)		510	344,250
9.50%, 5/15/15		460	340,400
Intelsat Luxemburg SA:
11.25%, 6/15/16		2,430	2,527,200
11.50%, 2/04/17 (b)(e)		860	789,050
11.50%, 2/04/17 (e)		1,535	1,408,362
Interactive Data Corp., 10.25%, 8/01/18		1,375	1,471,250
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		500	573,125
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (b)	EUR	988	1,301,024
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)		505	682,874
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	1,130	1,076,325
Musketeer GmbH, 9.50%, 3/15/21 (b)		518	675,155
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		825	860,063
Nielsen Finance LLC:
11.63%, 2/01/14		91	103,740
7.75%, 10/15/18		3,340	3,532,050

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	308	$442,148
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	745	596,000
UPC Holding BV, 9.88%, 4/15/18 (b)		800	824,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)	EUR	1,218	1,472,963
Unitymedia GmbH:
9.63%, 12/01/19		235	322,874
9.63%, 12/01/19 (b)		845	1,160,973
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH) (b):
8.13%, 12/01/17	USD	935	965,388
8.13%, 12/01/17	EUR	662	911,767
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	877	1,437,843
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	583	761,834
Ziggo Finance BV, 6.13%, 11/15/17 (b)		1,085	1,421,466
			53,935,414
Metals & Mining — 3.4%
FMG Resources August 2006 Property Ltd., 6.88%, 2/01/18 (b)	USD	115	105,512
Goldcorp, Inc., 2.00%, 8/01/14		1,575	2,128,219
New World Resources NV, 7.88%, 5/01/18	EUR	990	1,223,842
Newmont Mining Corp., Series A, 1.25%, 7/15/14	USD	2,170	3,377,062
Novelis, Inc., 8.75%, 12/15/20		4,920	5,190,600
Taseko Mines Ltd., 7.75%, 4/15/19		605	547,525
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		415	334,075
			12,906,835
Multiline Retail — 1.9%
Dollar General Corp., 11.88%, 7/15/17 (e)		6,421	7,095,205
Oil, Gas & Consumable Fuels — 10.4%
Alpha Natural Resources, Inc., 6.25%, 6/01/21		685	654,175
Arch Coal, Inc.:
7.25%, 10/01/20		500	490,000
7.25%, 6/15/21 (b)		1,270	1,231,900
Berry Petroleum Co., 8.25%, 11/01/16		750	772,500
Bill Barrett Corp., 9.88%, 7/15/16		35	38,325
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18		190	188,575
Chesapeake Energy Corp.:
6.63%, 8/15/20		553	572,355
6.13%, 2/15/21		810	812,025
2.25%, 12/15/38		1,200	1,017,000

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (b)	USD	690	$680,513
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		392	417,480
Concho Resources, Inc., 7.00%, 1/15/21		610	634,400
Consol Energy, Inc., 8.25%, 4/01/20		2,895	3,112,125
Continental Resources, Inc., 7.13%, 4/01/21		545	588,600
Copano Energy LLC, 7.13%, 4/01/21		495	495,000
Crosstex Energy LP, 8.88%, 2/15/18		265	282,225
Crown Oil Partners IV LP, 15.00%, 11/22/14		867	866,667
Denbury Resources, Inc.:
8.25%, 2/15/20		935	1,015,644
6.38%, 8/15/21		520	530,400
EV Energy Partners LP, 8.00%, 4/15/19 (b)		215	212,850
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		590	604,750
7.75%, 6/15/19		1,330	1,276,800
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		1,115	1,148,450
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (b)		480	487,200
Linn Energy LLC:
6.50%, 5/15/19 (b)		260	247,000
8.63%, 4/15/20		1,630	1,703,350
7.75%, 2/01/21 (b)		640	640,000
MarkWest Energy Partners LP, 6.75%, 11/01/20		195	200,606
Niska Gas Storage US LLC, 8.88%, 3/15/18		1,905	1,857,375
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (b)		6,280	5,966,000
Oasis Petroleum, Inc.:
7.25%, 2/01/19 (b)		480	489,600
6.50%, 11/01/21		430	418,175
Petrohawk Energy Corp.:
10.50%, 8/01/14		555	618,131
7.88%, 6/01/15		695	740,175
7.25%, 8/15/18		470	526,400
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		650	646,750
Pioneer Natural Resources Co.:
6.88%, 5/01/18		680	762,149
7.50%, 1/15/20		215	249,376
Plains Exploration & Production Co.:
6.63%, 5/01/21		1,180	1,191,800
6.75%, 2/01/22		970	989,400
Precision Drilling Corp., 6.50%, 12/15/21 (b)		440	440,000
Range Resources Corp.:
8.00%, 5/15/19		515	571,650
5.75%, 6/01/21		1,445	1,542,537

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
SM Energy Co., 6.63%, 2/15/19 (b)	USD	195	$196,950
SandRidge Energy, Inc., 7.50%, 3/15/21 (b)		1,360	1,244,400
			39,371,783
Paper & Forest Products — 2.6%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(e)		1,771	1,115,945
Boise Paper Holdings LLC:
9.00%, 11/01/17		190	204,250
8.00%, 4/01/20		240	252,600
Clearwater Paper Corp.:
10.63%, 6/15/16		585	649,350
7.13%, 11/01/18		865	895,275
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,395	2,632,254
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		505	507,525
NewPage Corp., 11.38%, 12/31/14 (a)(c)		3,130	2,183,175
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		200	172,000
Verso Paper Holdings LLC, 11.50%, 7/01/14		1,139	1,161,780
			9,774,154
Pharmaceuticals — 0.7%
Capsugel FinanceCo SCA:
9.88%, 8/01/19 (b)	EUR	300	403,110
9.88%, 8/01/19		100	134,370
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 (b)	USD	275	281,875
Jaguar Holding Co. II / Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)(j)		620	623,100
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)		1,265	1,223,887
			2,666,342
Professional Services — 0.4%
FTI Consulting, Inc., 6.75%, 10/01/20		1,370	1,381,988
Real Estate Investment Trusts (REITs) — 0.7%
FelCor Lodging LP, 6.75%, 6/01/19		2,070	1,925,100
The Rouse Co. LP, 6.75%, 11/09/15		770	770,000
			2,695,100
Real Estate Management & Development — 2.2%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20		500	503,750
Forest City Enterprises, Inc., 7.63%, 6/01/15		2,300	2,265,500

Corporate Bonds	Par (000)		Value
Real Estate Management & Development (concluded)
Realogy Corp.:
11.50%, 4/15/17	USD	710	$541,375
12.00%, 4/15/17		145	108,750
7.88%, 2/15/19 (b)		3,645	3,134,700
Shea Homes LP, 8.63%, 5/15/19 (b)		1,775	1,624,125
			8,178,200
Road & Rail — 1.6%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		635	611,187
Florida East Coast Railway Corp., 8.13%, 2/01/17 (b)		610	607,712
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	277	372,205
8.50%, 7/31/15 (b)		1,975	2,653,807
The Hertz Corp. (b):
7.50%, 10/15/18	USD	960	962,400
6.75%, 4/15/19		165	160,050
7.38%, 1/15/21		730	722,700
			6,090,061
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17 (b)		850	867,000
Specialty Retail — 2.4%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		540	534,600
Hillman Group, Inc., 10.88%, 6/01/18		790	797,900
House of Fraser Plc, 8.88%, 8/15/18 (b)	GBP	420	513,948
Limited Brands, Inc., 8.50%, 6/15/19	USD	1,170	1,351,350
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	545	666,940
QVC, Inc. (b):
7.13%, 4/15/17	USD	340	356,150
7.50%, 10/01/19		920	977,500
7.38%, 10/15/20		440	467,500
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19 (b)		445	455,012
Sonic Automotive, Inc., 9.00%, 3/15/18		550	573,375
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)		630	623,700
United Auto Group, Inc., 7.75%, 12/15/16		1,550	1,573,250
			8,891,225
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		632	600,400
Wireless Telecommunication Services — 4.4%
Cricket Communications, Inc., 7.75%, 5/15/16		900	897,750
Crown Castle International Corp., 7.13%, 11/01/19		310	332,475

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Digicel Group Ltd. (b):
8.88%, 1/15/15	USD	1,030	$1,014,550
9.13%, 1/15/15 (e)		2,787	2,745,195
8.25%, 9/01/17		1,650	1,625,250
10.50%, 4/15/18		800	796,000
iPCS, Inc., 2.55%, 5/01/13 (h)		1,460	1,328,600
MetroPCS Wireless, Inc., 6.63%, 11/15/20		1,470	1,282,575
NII Capital Corp., 7.63%, 4/01/21		562	570,430
Sprint Capital Corp., 6.88%, 11/15/28		2,890	2,015,775
Sprint Nextel Corp., 9.00%, 11/15/18 (b)		3,990	4,019,925
			16,628,525
Total Corporate Bonds – 100.5%			379,190,231

Floating Rate Loan Interests (h)
Airlines — 0.3%
Delta Air Lines, Inc., New Term Loan B, 5.50%, 4/20/17	1,097	1,044,033
Building Products — 0.3%
Goodman Global Holdings, Inc., Term Loan (Second Lien), 9.00%, 10/30/17	961	960,960
Capital Markets — 0.0%
Marsico Parent Co. LLC, Term Loan, 5.25% - 5.48%, 12/14/14	238	90,134
Chemicals — 0.3%
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan B, 3.51% - 3.68%, 7/30/14	348	326,094
Styron Sarl LLC, New Term Loan B, 6.00%, 8/02/17	694	597,059
		923,153
Commercial Services & Supplies — 0.8%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16	723	714,421
Volume Services America, Inc., Term Loan B, 10.50% - 10.75%, 9/16/16	1,485	1,460,869
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16	875	875,875
		3,051,165
Construction & Engineering — 0.8%
Safway Services, LLC, Mezzanine Loan, 15.63%, 12/16/17	3,000	3,000,000
Consumer Finance — 1.7%
Springleaf Finance Corp. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17	7,480	6,484,262

Floating Rate Loan Interests (h)	Par (000)		Value
Diversified Consumer Services — 0.0%
ServiceMaster Co.:
Delayed Draw Term Loan, 2.76%, 7/24/14	USD	13	$11,964
Term Loan, 2.75% - 2.83%, 7/24/14		127	120,141
			132,105
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
Term Loan B3, 5.75%, 8/31/18		1,200	1,161,000
Tranche A Term Loan, 2.65%, 3/13/14		750	704,063
			1,865,063
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, Term Loan, 3.75%, 10/10/14		175	168,054
Energy Equipment & Services — 2.2%
Dynegy Holdings, Inc.:
Coal Co. Term Loan, 9.25%, 8/04/16		2,950	2,945,052
Gas Co. Term Loan, 9.25%, 8/04/16		5,400	5,438,653
			8,383,705
Food Products — 0.3%
Pierre Foods, Inc., Term Loan (Second Lien), 11.25%, 9/29/17		1,300	1,292,954
Health Care Providers & Services — 0.8%
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		678	664,761
Term Loan A, 8.50%, 3/02/15		591	579,022
Health Management Associates, Term Loan B, 3.50%, 11/16/18		580	577,344
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Combined Term Loan, 6.50%, 8/04/16		1,243	1,214,264
			3,035,391
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc., Term Loan B3, 3.32% - 3.42%, 1/28/15		532	453,911
Travelport LLC, (FKA Travelport, Inc.):
Extended Tranche A Team Loan, 6.00%, 9/28/12		270	134,601
Extended Tranche B Team Loan, 13.90%, 12/01/16		818	149,914
Tranche B Team Loan, 6.37%, 12/01/16		590	433,554
			1,171,980

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (h)	Par (000)		Value
Independent Power Producers & Energy Traders — 0.8%
Texas Competitive Electric Holdings Co. LLC (TXU), Extended Term Loan, 4.75%, 10/10/17	USD	4,678	$3,045,812
Industrial Conglomerates — 0.2%
Sequa Corp., Incremental Term Loan, 7.00%, 12/03/14		650	648,375
Media — 4.2%
Cengage Learning Acquisitions, Inc. (FKA Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,419	2,229,289
HMH Publishing Co., Ltd., Term Loan, 6.44%, 6/12/14		1,354	930,716
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18		10,696	10,553,669
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,150	2,211,812
			15,925,486
Multiline Retail — 0.4%
HEMA Holding BV, Mezzanine Loan, 9.86%, 7/05/17	EUR	1,389	1,480,920
Oil, Gas & Consumable Fuels — 0.7%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	2,691	2,677,905
Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		900	903,375
Verso Paper Holdings LLC, Term Loan, 6.68% - 7.43%, 2/01/13		2,125	1,062,326
			1,965,701
Pharmaceuticals — 0.5%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,489	1,416,174
Pharmaceutical Products Development:
Bridge Term Loan, 9.75%, 11/02/12		2,400	—
Term Loan B, 7.00%, 12/05/18		580	571,816
			1,987,990
Real Estate Investment Trusts (REITs) — 0.6%
Istar Financial, Inc., Term Loan A1, 5.00%, 6/28/13		2,084	2,055,804
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Letter of Credit, 4.44%, 10/10/16		164	145,569
Extended Term Loan, 4.69%, 10/10/16		1,084	959,621
			1,105,190

Floating Rate Loan Interests (h)	Par (000)		Value
Specialty Retail — 0.0%
Claire’s Stores, Inc., Term Loan B, 3.00% - 3.17%, 5/29/14	USD	177	$152,391
Wireless Telecommunication Services — 1.3%
Vodafone Americas Finance 2, Inc.:
PIK Term Loan, 6.88%, 8/11/15		2,943	2,936,039
PIK Term Loan B, 6.25%, 7/11/16		1,850	1,836,125
			4,772,164
Total Floating Rate Loan Interests – 17.9%			67,420,697

Other Interests (k)	Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow (a)		790	7,900
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate		4,650	47
Energy Equipment & Services — 0.8%
BLK HYV (Luxemborg) Investments, S.a.r.l, (FKA Laricina Energy Ltd.) (l)		71	2,958,343
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (a)		970	10
Media — 0.0%
Adelphia Escrow (a)		1,250	12
Adelphia Recovery Trust (a)		1,568	157
			169
Total Other Interests – 0.8%			2,966,469

Preferred Securities

Capital Trusts	Par (000)
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (h)		1,270	709,612
Total Capital Trusts – 0.2%			709,612

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Auto Components — 0.9%
Dana Holding Corp. (a)(b)(g)	29,470	$3,267,486
Diversified Financial Services — 0.9%
Ally Financial, Inc. (b)	4,870	3,411,739
Media — 0.1%
TRA Global, Inc. (a)	420,689	517,448
Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A (a)	13,326	167,908
Thrifts & Mortgage Finance — 0.1%
Fannie Mae (a)	40,000	114,000
Freddie Mac, Series Z (a)	108,377	222,173
		336,173
Total Preferred Stocks – 2.1%		7,700,754

Trust Preferreds
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40	2,027,000	1,540,520
Total Trust Preferreds		1,540,520
Total Preferred Securities – 2.7%		9,950,886

Warrants (m)
Containers & Packaging — 0.0%
MDP Acquisitions Plc (Expires 10/10/13)	1,100	34,270
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	52,465	1
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)	819	8
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)	139,006	401,448
New Vision Holdings LLC (Expires 9/30/14)	26	262
		401,710
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	491	5

Warrants (m)	Shares	Value
Software (concluded)
HMH Holdings/EduMedia (Expires 3/09/17)	20,878	$—
		5
Total Warrants – 0.1%		435,994
Total Long-Term Investments (Cost – $501,024,354) – 128.4%		483,964,802

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (n)(o)	427,502	427,502
Total Short-Term Securities (Cost – $427,502) – 0.1%		427,502

Options Purchased	Notional Amount (000)
Over-the-Counter Call Swaptions — 0.0%
Receive a return based on return of Dow Jones CDX North America High Yield Index Series 16 and pay a floating rate based on 3-month LIBOR, Expires 12/21/11, Broker Deutsche Bank Securities Inc.	USD	15,000	28,782
Total Options Purchased (Cost – $276,000) – 0.0%			28,782
Total Investments Before Options Written (Cost – $501,727,856*) – 128.5%			484,421,086

Options Written
Over-the-Counter Call Swaptions — (0.1)%
Pay a return based on return of Dow Jones CDX North America High Yield Index Series 17 and receive a floating rate based on 3-month LIBOR, Expires 3/21/2012, Broker Goldman Sachs International	USD	7,000	(292,075)

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2011	10

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Put Swaptions — (0.1)%
Pay a return based on return of Dow Jones CDX North America High Yield Index Series 16 and receive a floating rate based on 3-month LIBOR, Expires 12/21/11, Broker Deutsche Bank AG	USD	15,000	$(173,176)
Pay a return based on return of Dow Jones CDX North America High Yield Index Series 17 and receive a floating rate based on 3-month LIBOR, Expires 3/21/2012, Broker Goldman Sachs International		7,000	(208,233)
			(381,409)
Total Options Written (Premiums Received – $839,500) – (0.2)%			(673,484)
Total Investments, Net of Options Written - 128.3%			483,747,062
Liabilities in Excess of Other Assets – (28.3)%			(106,537,202)
Net Assets – 100.0%			$377,210,400

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$502,651,108
Gross unrealized appreciation	$16,653,392
Gross unrealized depreciation	(34,883,414)
Net unrealized depreciation	$(18,230,022)

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Convertible security.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America	$390,000	$—
JP Morgan Securities	$623,100	$3,100

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(l)	Wholly owned subsidiary.

(m)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,171,689	(744,187)	427,502	$229

(o)	Represents the current yield as of report date.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2011	11

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•	Financial futures contracts sold as of November 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
510	S&P 500 Index EMini	Chicago Mercantile	December 2011	$31,773,000	$(1,948,741)

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	481,352	EUR	357,000	Royal Bank of Scotland Plc	12/01/11	$1,651
GBP	325,000	USD	509,224	Citibank NA	1/18/12	455
USD	523,852	CAD	541,000	Deutsche Bank AG London	1/18/12	(5,947)
USD	5,580,989	GBP	3,581,000	Citibank NA	1/18/12	(34,881)
EUR	727,000	USD	988,834	Deutsche Bank AG London	1/25/12	(11,455)
EUR	1,016,000	USD	1,386,856	Royal Bank of Scotland Plc	1/25/12	(20,945)
USD	31,586,500	EUR	22,972,000	Citibank NA	1/25/12	702,924
USD	166,251	EUR	123,000	Deutsche Bank AG London	1/25/12	890
USD	310,179	EUR	221,000	Royal Bank Of Scotland Plc	1/25/12	13,066
Total						$645,758

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$450	$34,931
Israel (State of)	1.00%	Deutsche Bank AG	3/20/16	$1,000	6,179
Realogy Corp.	5.00%	Goldman Sachs & Co.	9/20/16	$200	3,110
iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	$350	(15,861)
Nucor Corp.	1.00%	Goldman Sachs International	12/20/16	$895	(27,667)
Alcoa, Inc.	5.00%	JP Morgan Chase & Co.	12/20/16	$895	112,813
Borgwarner, Inc.	1.00%	JP Morgan Chase & Co.	12/20/16	$750	(21,489)
DOW Chemical Co.	1.00%	JP Morgan Chase & Co.	12/20/16	$895	(29,235)
Johnson Controls, Inc.	1.00%	JP Morgan Chase & Co.	12/20/16	$750	(24,899)
Total					$37,882

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]		Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	B	+	$4,700	$(30,323)
ARAMARK Corp.	5.00%	Goldman Sachs International	3/20/16	B		$750	(6,717)
ARAMARK Corp.	5.00%	Goldman Sachs International	6/20/16	B		$500	(5,027)
ARAMARK Corp.	5.00%	Goldman Sachs International	6/20/16	B		$500	(8,351)
ARAMARK Corp.	5.00%	Credit Suisse Securities (USA) LLC	9/20/16	B		$200	3,324
ARAMARK Corp.	5.00%	Goldman Sachs International	9/20/16	B		$200	2,543
ARAMARK Corp.	5.00%	Goldman Sachs International	9/20/16	B		$450	(9,536)
Ford Motor Co.	5.00%	Deutsche Bank AG	12/20/16	BB	+	$700	(23,731)
Ford Motor Co.	5.00%	Deutsche Bank AG	12/20/16	BB	+	$750	(31,503)
Ford Motor Co.	5.00%	JP Morgan Chase & Co.	12/20/16	BB	+	$750	(23,726)
Total							$(133,047)

[1]	Using Standard & Poor’s (S&P’s) rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2011	12

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•	Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Dow Jones North America High Yield Index Series 17	5.00%	Credit Suisse Securities (USA) LLC	12/20/16	$9,692	$(298,420)
Dow Jones North America High Yield Index Series 17	5.00%	Credit Suisse Securities (USA) LLC	12/20/16	$7,351	(317,801)
Dow Jones North America High Yield Index Series 17	5.00%	Credit Suisse Securities (USA) LLC	12/20/16	$842	(11,123)
Total					$(627,344)

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2011	13

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks	$9,633,124	$727,317	$13,640,084	$24,000,525
Corporate Bonds	—	372,530,457	6,659,774	379,190,231
Floating Rate Loan Interests	—	53,359,155	14,061,542	67,420,697
Other Interests	157	—	2,966,312	2,966,469
Preferred Securities	2,044,600	7,388,839	517,447	9,950,886
Warrants	—	435,718	276	435,994
Short-Term Securities	427,502	—	—	427,502
Total	$12,105,383	$434,441,486	$37,845,435	$484,392,304

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$162,901	—	$162,901
Foreign currency exchange Contracts	—	718,986	—	718,986
Liabilities:
Credit contracts	—	(1,499,789)	$(30,323)	(1,530,112)
Equity contracts	$(1,948,741)	—	—	(1,948,741)
Foreign currency exchange Contracts	—	(73,228)	—	(73,228)
Total	$(1,948,741)	$(691,130)	(30,323)	$(2,670,194)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2011	14

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Balance, as of August 31, 2011	$3,390,998	$8,408,570	$14,224,136	$3,097,694	$985,270	$355,505	$30,462,173
Accrued discounts/premiums	—	2,212	47,648	—	—	—	49,860
Net realized gain (loss)	8,789	(3,496,785)	(212,382)		550,380	—	(3,149,998)
Net change in unrealized appreciation/ depreciation	5,289,584	3,492,240	(832,835)	(131,382)	(467,823)	—	7,349,784
Purchases	4,961,830	866,667	377,905	—	—	—	6,206,402
Sales	(11,117)	(2,613,130)	(627,959)	—	(550,380)	—	(3,802,586)
Transfers in2		—	3,304,906	—	—	—	3,304,906
Transfers out[2]	—	—	(2,219,877)	—	—	(355,229)	(2,575,106)
Balance, as of November 30, 2011	$13,640,084	$6,659,774	$14,061,542	$2,966,312	$517,447	$276	$37,845,435

[2]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Balance, as of August 31, 2011	—
Accrued discounts/premiums	$19,208
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[4]	(30,323)
Purchases	—
Issuances[5]	(370,125)
Sales	—
Settlements[6]	350,917
Transfers in7	—
Transfers out[7]	—
Balance, as of November 30, 2011	$(30,323)

[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held on November 30, 2011 was $(30,323).

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	NOVEMBER 30, 2011	15

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund V, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: January 23, 2012